Equity - contributed equity	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Equity - contributed equity
Note 17. Equity - contributed equity

	Consolidated
	2021 Shares	2020 Shares	2021 $	2020 $
Ordinary shares - fully paid	132,012,209	94,598,369	80,290,062	48,781,214

Movements in Ordinary share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2019	62,166,673		36,641,519
Share placement	1 November 2019	10,000,000	$0.400	4,000,000
Share placement	16 April 2020	18,041,667	$0.400	7,216,667
Issued under the Share Purchase Plan	11 May 2020	4,390,010	$0.400	1,756,004
Issued on conversion of options		19	$4.000	76
Share issue transaction costs		—	$0.000	(833,052)

Balance	30 June 2020	94,598,369		48,781,214
Issued on conversion of options	28 August 2020	25,000	$0.493	12,313
Institutional placement under ANREO	12 October 2020	20,525,820	$0.800	16,420,656
Retail placement under ANREO	26 October 2020	11,017,075	$0.800	8,813,660
Issued on conversion of options	2 March 2021	391,500	$0.635	248,661
Issued on conversion of options	15 March 2021	25,000	$0.493	12,313
Share placement	28 April 2021	3,037,580	$1.407	4,274,633
Issued on achievement of a milestone	21 May 2021	2,391,865	$1.421	3,400,000
Less: share issue transaction costs		—	$0.000	(1,673,388)

Balance	30 June 2021	132,012,209		80,290,062

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.
Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
The capital structure of the consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.
The capital risk management policy remains unchanged from the prior year.